Government Incentives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Government Incentives
Government grants received	$ 8,742,000	$ 1,798,000	$ 1,323,000
Research and development expenses	6,133,000	1,422,000	876,000
Other income	780,000	573,000
Total government grants recognized	$ 6,913,000	$ 1,995,000	$ 876,000